General Information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
GENERAL INFORMATION
1	GENERAL INFORMATION

a)	Incorporation and operations

AENZA S.A.A., (hereinafter the “Company”) was incorporated in Peru on August 12, 1996, as a result of the equity spin-off of Inversiones GyM S.A: (formerly Graña y Montero S.A.). The Company’s legal address is Av Du Petit Thouars 4957, Miraflores Lima, Peru and is listed on the Lima Stock Exchange and New York Stock Exchange (NYSE).

The Company is the parent of the AENZA Corporation that includes the Company and its subsidiaries (hereinafter, the “Corporation”) and is mainly engaged in its investments in the different subsidiaries. In addition, the Company provides strategic and functional services and office leases to its set of subsidiaries.

The General Shareholder’s Meeting of November 2, 2020 approved the modification of the Company’s name from Graña y Montero S.A.A. to AENZA S.A.A., which was effective as of February 4, 2021.

The Corporation is a conglomerate of companies whose operations encompass different business activities such as engineering and construction, energy, infrastructure (public concession ownership and operation) and real estate business. See details of operating segments in Note 7.

b)	Authorization for the financial statements issuance

The consolidated financial statements for the period ended December 31, 2021 have been prepared and issued with authorization of Company´s Management and the Board of Directors on March 4, 2022 and were approved on the General Shareholder’s Meeting hold on March 31, 2022.

In relation to the Financial Statements ended December 31, 2020, events with a material impact on the results occurred after the approval of the General Shareholders Meeting of March 31, 2021 and prior to the issuance of the annual report on Form 20-F on May 17, 2021. These events consisted primarily of the achievement of significant progress in the negotiations of the Company’s Collaboration Agreement which allowed for a reassessment of its contingency exposure.

In compliance with International Financial Reporting Standards (IFRS) and in connection with the above events the audited Consolidated Financial Statements as of December 31, 2020 were restated and issued with authorization of the Management and the Board of Directors on June 9, 2021 and were approved by the General Shareholder’s Meeting held on July 6, 2021.

c)	Changes in Shareholders and Board of Directors

On June 15, 2021, the Company was informed that IG4 Capital Infrastructure Investments LP (“IG4”) announced an “Oferta Publica de Adquisición” (“OPA”), or tender offer, for a total of 107,198,601 common shares with voting rights equivalent to 12.29% of the outstanding shares issued by AENZA S.A.A.

On August 10, 2021, the Company was informed that IG4 purchased a significant shareholding participation in AENZA S.A.A., amounting to 23.90% of the company’s outstanding shares, which 12.29% was purchased within the OPA and American Depositary Shares and additionally acquired voting rights of 11.61% through the “Transaction Documents”, as such documents were denominated in the OPA of July 12, 2021. Furthermore, on August 12, 2021, certain shareholders of AENZA S.A.A. signed a Trust agreement with IG4 as trustee and La Fiduciaria S.A. as Trust, in which, among other aspects, IG4 acquired the voting rights of AENZA’s common shares representing approximately 8.97% of the company for a period of 8 years, which could be automatically renewed for an additional period of 8 years. As a result of the transactions described before, IG4 ended up controlling common shares for a total of 33.87% of the Company’s capital stock.

As a consequence of the new shareholder structure, a new Board of Directors was elected for the period 2021-2024 at the General Shareholders’ Meeting held on September 20, 2021.

d)	Current situation of the Company

The Company is involved in a series of criminal investigations conducted by the Public Ministry and administrative proceedings conducted by INDECOPI based on events that occurred between years 2003 and 2016. Such situations led to significant changes in the Corporation´s corporate governance structure, the opening of independent investigations and the adoption of measures to address and clarify these situations.

Criminal investigations derived from projects developed in partnership with companies of the Odebrecht Group

In connection with the Lava Jato case, the Company participated as a minority partner in six infrastructure projects with Odebrecht Group, directly or through its subsidiaries, in entities or consortiums. The resulting contingency from these projects has been determined in the Collaboration Agreement, and includes the following projects: IIRSA Sur Tranches 2 and 3, IIRSA Norte, the Electric Train Construction Project (Tranches 1 and 2) and Gasoducto Sur Peruano (GSP).

Peruvian prosecutors have included José Graña Miró Quesada, former Chairman of the company, and Hernando Graña Acuña, former board member of the company and former chairman of Cumbra Peru, in an investigation for the crime of collusion and the crime of money laundering against the Peruvian government, respectively. These investigations are in connection with the IIRSA South (tranche II) project concession, in which we participated with Odebrecht. In addition, José Graña and Hernando Graña, as well as the former chief executive officer of Cumbra Peru, have been charged in connection with Tranches 1 and 2 of the Lima Metro. On February 9, 2022, Peruvian prosecutorial authorities announced plea agreements with José Graña Miró Quesada and Hernando Graña Acuña, which remain subject to judicial approval. These plea agreements may include providing information related to wrongdoing or knowledge of improper behavior while they were at the company.

Criminal investigations in relation to the Construction Club case

Cumbra Peru S.A. (formerly GyM S.A.) has been included, along with other construction companies, in the criminal investigation that the Public Ministry has been carrying out for the alleged crime of corruption of officials in relation to the so-called Construction Club. The resulting contingency from these projects has been determined in the Collaboration Agreement with the Prosecutor’s Office and the Attorney General’s Office.

Moreover, at the end of February 2020, the Public Ministry requested Unna Transporte S.A.C. (formerly Concar S.A.C.), be included in the criminal investigation, a request that was approved in October 2021. Just like other executives of other construction companies, a former commercial manager of Cumbra Peru S.A., a former president of the Board of Directors, a former Director and the former Corporate General Manager of the Company have been included in these criminal investigation.

Company´s management cannot guarantee possibility of finding additional adverse evidence in the future, nor rule out the possibility of authorities or third parties finding additional adverse evidence not currently known with respect to the projects executed during the period under investigation.

Acuerdo Preparatorio de Colaboración y Beneficios – “The Agreement”

Following an internal investigation on the facts covered by the criminal investigations described above, the Company decided to provide the findings of the internal investigation to the authorities within the framework of a collaboration agreement process and in line with the commitment of transparency and integrity assumed by the Company.

As a result of its contribution to the investigations, on December 27, 2019, the Company signed a preliminary agreement by which the Anti-Corruption Prosecutor’s Office and the Ad Hoc Attorney’s Office undertook to enter into a definitive effective collaboration agreement that would give the Company and its Subsidiaries certainty regarding the contingencies it faces as a result of the aforementioned processes. In addition, in the aforementioned preliminary collaboration agreement, the Anti-Corruption Prosecutor’s Office and the Ad Hoc Attorney’s Office authorized the Company to disclose but maintaining the legal reservation about its content.

On May 21, 2021, the Company entered into an Agreement with the Special Team of Peruvian prosecutors who are committed to full dedication to the knowledge of investigations related to corruption offenses of officials and related personnel, in which the company Odebrecht and others would have incurred (the “Prosecutor’s Office”) and with the ad hoc Public Prosecutor’s Office for investigations and processes related to crimes corruption of officials, money laundering and related activities allegedly committed by the Odebrecht company and others (the “Attorney General’s Office”).

Through the Agreement, AENZA S.A.A. as well as two of its subsidiaries, accepts they were utilized by certain former executives to commit illicit acts until 2016, and commits to pay a civil penalty to the Peruvian State of S/321.9 million and US$41.1 million. The civil penalty is subject to (i) a repayment tenor of 12 years, (ii) the legal interest rate in domestic and foreign currency, (iii) a total collateral of S/197.0 million through a trust agreement that includes shares issued by a subsidiary of AENZA, a real estate asset guarantee and a debt service guaranty account. Among other conditions, the Agreement includes a restriction to participate in public construction and road maintenance contracts for 2 years from the approval of the Agreement. As at 31 December 2021, we registered the present value of the amounts described before, which amount to S/164.6 million and US$18.9 million (in total S/240.1 million).

The civil penalty covers the total contingency to which the Company is exposed to as a result of the investigations revealed in the financial statements notes since 2017. Nevertheless, the Agreement enforceability is subject to court approval and its terms and conditions are subject to confidentiality provisions.

The Prosecutor’s Office has been obliged under the Agreement to request with respect to the projects subject to it, the complete exemption of the Company from the scope of Law 30737 and its implementing regulation approved by Decreto Supremo No 096-2018-EF.

Investigations and administrative process initiated by INDECOPI in relation to the Construction Club case

On July 11, 2017, the Peruvian National Institute for the Defense of Free Competition and the Protection of Intellectual Property (“INDECOPI”) initiated an investigation against several construction companies (including Cumbra Peru S.A.), about the existence of an alleged cartel called the Construction Club.

On February 11, 2020, the subsidiary Cumbra Peru S.A. was notified by the Technical Secretariat (the “TS”) of the Commission for the Defense of Free Competition of INDECOPI (the “Commission”) with the resolution that begins a sanctioning administrative procedure involving a total of 35 companies and 28 natural persons, for alleged anticompetitive conduct in the market of Public Works.

On November 17, 2021, the Commission imposed a fine of approximately S/67 million against Cumbra Peru S.A., which is currently being challenged and is pending of resolution by the final administrative instance within the Indecopi Court. As of December 31, 2021, Cumbra Peru recorded an estimated provision amounting to S/52.6 million (as of December 31, 2020 a present value equivalent to S/24.5 million was recorded).

Investigations and administrative process initiated by INDECOPI in relation with the labor recruitment market

On February 7, 2022, Cumbra Peru S.A. (formerly “GyM”) and Unna Transportes S.A.C.(formerly Concar) were notified of Resolution No. 038-2021/DLC-INDECOPI, by means of which the “Direccion Nacional de Investigación y Promoción de la Libre Competencia” of INDECOPI initiated an administrative sanctioning proceeding for alleged concerted distribution of suppliers in the labor market in the construction sector between the years 2011 and 2017 in which competitor construction companies agreed not to hire staff of another party without its prior consent. The Commission for the Defense of Free Competition of INDECOPI will resolve the case in the first instance, and if either of the aforementioned subsidiaries appeals, the Chamber for the Defense of Competition of the INDECOPI Tribunal will decide in the second and final instance of the administrative procedure. The decision of INDECOPI may also be judicially challenged, however, such challenge would not suspend the execution of the challenged decision. As of December 31, 2021, Cumbra recorded an estimated provision amounting to S/4.8 million (or approximately US$1.2 million) related to this fine.”

e)	New State of Emergency due to COVID-19

On February 25, 2022, the Peruvian Government extended the State of National Emergency for a period of 32 days as of February 28, 2022, as a result of COVID-19. Likewise, certain economic activities are restricted, according to the alert level in each department of Peru, until March 31, 2022. Management considers that the measures taken by the national authorities have no impact on the continuity and development of the operations of the Company because the activities carried out by the Company are within the group of permitted activities.

The Company’s Management continues to monitor the evolution of the situation and the guidance of the national and international authorities, since events beyond the control of Management may arise that require modifying the established business plan. Covid-19 and the consequent measures taken to limit the spread of the disease could affect the ability to conduct business in the normal way and, therefore, affect the financial position and results of operations, however until the date of approval of the audited financial statements, it is not expected that operations and going concern will be affected.